Supplemental cash flow information - Schedule of Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Supplemental Cash Flow Information [Line Items]
Interest paid on debt	$ 14,313	$ 15,030	$ 30,293	$ 26,337
Interest received	605	12	1,392	246
Undrawn credit facility fee paid	225	338	506	780
Non-cash transactions:
Dividend reinvestment	8,726	916	15,348	5,277	7,168
Other long-term liabilities for vessels under construction				84,787
Long-term debt for vessels under construction	10,040	71,400	26,640	71,400
Acquisition of the Manager for shares, excluding cash received				73,795
Proceeds on sale of vessel		52,104		52,104
Loan repayment for vessels under construction			3,080
Series A preferred shares [Member]
Non-cash transactions:
Dividends on Series A preferred shares	$ 9,423	$ 8,371	$ 18,473	$ 16,499